INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses	$ 33,500,000	$ 28,000,000
Accrued rebates and returns	42,200,000	44,500,000
Pension, post retirement and post employment liabilities	58,100,000	65,300,000
Stock-based compensation	20,200,000	18,300,000
Obsolescence reserves and other inventory items	7,900,000	6,300,000
Net operating loss carryforwards	13,500,000	17,200,000
Other-net	6,700,000	23,200,000
Valuation allowance	(7,300,000)	(6,100,000)
Deferred Tax Assets, Net of Valuation Allowance	174,800,000	196,700,000
Deferred tax liabilities:
Depreciation and amortization	(68,500,000)	(76,500,000)
Unremitted earnings and cumulative foreign currency translation adjustments	(9,700,000)	(26,100,000)
Deferred Tax Liabilities, Net	78,200,000	102,600,000
Deferred Tax Assets, Net	96,600,000	94,100,000
Recognized as:
Deferred income taxes-current-net	74,900,000	85,500,000
Deferred income taxes-noncurrent-net	21,700,000	8,600,000
Deferred Tax Assets, Net	96,600,000	94,100,000
Gross net operating loss (NOL) carryforwards	49,000,000
Operating Loss Carryforwards - indefinite lived	22,300,000
Increase (decrease) in valuation allowance recorded for NOL carryforwards	5,000,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	6,900,000
State tax credit carryforwards valuation allowance	2,300,000
Income taxes paid	159,300,000	226,800,000	174,300,000
Undistributed Earnings of Foreign Subsidiaries	1,400,000,000
Deferred tax liability not recognized on undistributed foreign earnings	$ 494,000,000